Quarterly Holdings Report
for
Fidelity® Diversified International Fund
July 31, 2023
DIF-NPRT3-0923
1.804871.119
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 1.5%
Aristocrat Leisure Ltd.	921,313	24,339,211
Flutter Entertainment PLC (a)	205,909	40,985,689
Glencore PLC	12,855,680	78,181,001
TOTAL AUSTRALIA		143,505,901
Belgium - 0.9%
KBC Group NV	1,202,630	90,515,705
Brazil - 0.1%
XP, Inc. Class A (a)	543,943	14,691,900
Canada - 6.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,165,173	58,989,838
Cameco Corp.	813,479	28,599,618
Canadian Natural Resources Ltd.	1,745,079	106,122,083
Canadian Pacific Kansas City Ltd. (b)	652,386	53,684,844
Constellation Software, Inc.	51,019	107,789,704
Franco-Nevada Corp.	385,147	56,201,407
GFL Environmental, Inc.	1,837,953	62,747,715
Imperial Oil Ltd.	797,025	42,938,351
Ivanhoe Mines Ltd. (a)	976,400	10,351,550
Lumine Group, Inc.	153,931	2,443,238
MEG Energy Corp. (a)	1,117,500	19,923,729
Thomson Reuters Corp.	297,275	40,128,123
Tourmaline Oil Corp. (b)	880,614	45,638,464
TOTAL CANADA		635,558,664
China - 1.8%
Anta Sports Products Ltd.	2,207,454	25,842,176
Chervon Holdings Ltd.	3,031,585	11,350,611
Kweichow Moutai Co. Ltd. (A Shares)	103,955	27,369,616
Li Ning Co. Ltd.	4,057,553	24,452,806
NXP Semiconductors NV	399,447	89,068,692
TOTAL CHINA		178,083,901
Denmark - 3.5%
Carlsberg A/S Series B	279,793	41,964,409
DSV A/S	613,985	122,934,701
Novo Nordisk A/S Series B	1,129,919	182,201,971
TOTAL DENMARK		347,101,081
France - 10.4%
Air Liquide SA	474,106	85,241,392
Airbus Group NV	710,897	104,715,143
AXA SA	2,024,887	62,242,679
BNP Paribas SA	1,410,690	93,031,951
Capgemini SA	511,167	92,632,954
Edenred SA	364,737	23,692,754
EssilorLuxottica SA	497,972	100,163,348
Legrand SA	523,112	52,408,729
LVMH Moet Hennessy Louis Vuitton SE	297,636	276,434,775
Pernod Ricard SA	536,476	118,324,986
Sartorius Stedim Biotech	53,020	16,585,067
TOTAL FRANCE		1,025,473,778
Germany - 5.9%
Allianz SE	533,872	127,595,056
Bayer AG	401,617	23,487,945
Deutsche Borse AG	320,610	61,429,361
DHL Group	1,846,560	94,855,276
Hannover Reuck SE	270,275	57,695,043
Infineon Technologies AG	1,218,666	53,542,685
Merck KGaA	454,968	79,937,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	133,787	50,396,051
Siemens Healthineers AG (c)	538,995	31,302,453
TOTAL GERMANY		580,241,793
Greece - 0.2%
Piraeus Financial Holdings SA (a)	4,792,400	18,105,122
Hong Kong - 1.8%
AIA Group Ltd.	15,595,186	156,025,808
Prudential PLC	1,394,165	19,359,838
TOTAL HONG KONG		175,385,646
India - 3.6%
Axis Bank Ltd.	2,650,700	30,745,413
Fairfax India Holdings Corp. (a)(c)	1,287,424	18,345,792
HDFC Bank Ltd.	10,958,704	220,031,342
HDFC Standard Life Insurance Co. Ltd. (c)	421,600	3,316,050
Jio Financial Services Ltd. (d)	2,304,046	7,336,022
Reliance Industries Ltd.	2,304,046	71,420,103
TOTAL INDIA		351,194,722
Indonesia - 1.0%
PT Bank Central Asia Tbk	81,459,934	49,291,903
PT Bank Rakyat Indonesia (Persero) Tbk	143,150,180	53,633,854
TOTAL INDONESIA		102,925,757
Ireland - 1.1%
CRH PLC	519,210	30,929,812
Kingspan Group PLC (Ireland)	612,855	49,189,887
Ryanair Holdings PLC sponsored ADR (a)	284,965	29,217,461
TOTAL IRELAND		109,337,160
Israel - 0.6%
NICE Ltd. sponsored ADR (a)	257,240	56,039,734
Italy - 1.4%
FinecoBank SpA	3,519,037	54,613,492
UniCredit SpA	3,198,174	80,978,589
TOTAL ITALY		135,592,081
Japan - 16.8%
Bandai Namco Holdings, Inc.	888,830	20,080,129
BayCurrent Consulting, Inc.	592,100	19,095,033
Daikin Industries Ltd.	161,262	32,606,974
Fast Retailing Co. Ltd.	39,400	9,848,269
FUJIFILM Holdings Corp.	1,101,022	63,825,456
Fujitsu Ltd.	188,602	24,373,161
Hitachi Ltd.	2,531,758	165,467,865
Hoya Corp.	1,384,781	160,899,940
IHI Corp.	127,700	3,134,491
Itochu Corp.	2,706,414	109,386,571
Keyence Corp.	245,480	110,018,661
Minebea Mitsumi, Inc.	3,851,235	71,142,203
Misumi Group, Inc.	1,661,780	30,306,036
Nomura Research Institute Ltd.	1,037,593	29,483,124
ORIX Corp.	3,351,988	64,346,672
Persol Holdings Co. Ltd.	2,264,191	44,690,179
Relo Group, Inc.	1,706,659	23,536,815
Renesas Electronics Corp. (a)	898,454	17,334,629
Resona Holdings, Inc.	1,571,700	8,555,333
Seven & i Holdings Co. Ltd.	937,482	38,833,033
Shin-Etsu Chemical Co. Ltd.	4,393,196	144,733,198
SMC Corp.	163,665	85,303,903
Sony Group Corp.	1,351,232	126,564,827
Sumitomo Mitsui Financial Group, Inc.	1,967,604	92,185,564
Suzuki Motor Corp.	630,689	25,255,932
TechnoPro Holdings, Inc.	822,426	21,292,663
TIS, Inc.	944,787	23,927,653
Tokyo Electron Ltd.	591,569	88,786,855
TOTAL JAPAN		1,655,015,169
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	1,581,670	86,404,350
Luxembourg - 0.5%
Eurofins Scientific SA	674,899	46,437,580
Netherlands - 6.1%
Adyen BV (a)(c)	19,427	36,056,809
Argenx SE (a)	100,362	50,546,267
ASML Holding NV (depository receipt)	406,996	291,576,010
BE Semiconductor Industries NV	219,299	26,197,607
IMCD NV	495,489	75,153,802
Wolters Kluwer NV	983,357	123,473,157
TOTAL NETHERLANDS		603,003,652
Spain - 1.9%
Amadeus IT Holding SA Class A	474,044	33,993,406
Banco Santander SA (Spain)	11,003,095	44,587,643
CaixaBank SA	13,597,144	55,003,171
Industria de Diseno Textil SA	1,475,406	56,475,326
TOTAL SPAIN		190,059,546
Sweden - 1.7%
Indutrade AB	3,710,234	77,860,493
Investor AB (B Shares)	4,491,736	91,721,638
Kry International AB (a)(d)(e)	2,651	149,732
TOTAL SWEDEN		169,731,863
Switzerland - 1.8%
Compagnie Financiere Richemont SA Series A	242,901	39,115,052
Partners Group Holding AG	14,759	16,552,150
Sika AG	266,430	82,704,663
Zurich Insurance Group Ltd.	78,639	37,946,553
TOTAL SWITZERLAND		176,318,418
Taiwan - 1.3%
ECLAT Textile Co. Ltd.	654,000	11,257,956
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,141,919	113,221,269
TOTAL TAIWAN		124,479,225
United Kingdom - 13.0%
3i Group PLC	1,154,102	29,280,935
AstraZeneca PLC (United Kingdom)	1,293,723	185,877,302
B&M European Value Retail SA	11,831,243	83,995,817
BAE Systems PLC	9,831,342	117,573,623
Beazley PLC	3,848,050	27,087,096
Big Yellow Group PLC	1,577,587	21,723,918
Cab Payments Holdings Ltd.	3,348,930	12,334,828
Compass Group PLC	2,606,022	67,802,578
Diageo PLC	2,256,785	98,491,269
Entain PLC	1,368,137	24,335,369
Games Workshop Group PLC	162,117	24,238,157
Hiscox Ltd.	4,055,408	56,156,640
JD Sports Fashion PLC	10,247,743	20,739,822
London Stock Exchange Group PLC	680,473	73,895,834
RELX PLC (Euronext N.V.)	4,431,541	148,756,794
Rentokil Initial PLC	10,856,693	88,527,243
S4 Capital PLC (a)	3,286,159	4,453,461
Sage Group PLC	1,621,976	19,495,918
Smith & Nephew PLC	4,010,202	61,007,241
Standard Chartered PLC (United Kingdom)	4,338,897	41,617,650
Starling Bank Ltd. Series D (a)(d)(e)	8,636,400	38,681,499
WPP PLC	3,574,998	39,034,492
TOTAL UNITED KINGDOM		1,285,107,486
United States of America - 11.0%
Aon PLC	148,394	47,263,489
Experian PLC	1,240,413	47,936,486
Ferguson PLC	600,810	96,419,742
ICON PLC (a)	237,364	59,675,683
IQVIA Holdings, Inc. (a)	203,773	45,596,246
Linde PLC	416,867	162,857,431
Marsh & McLennan Companies, Inc.	461,453	86,946,974
Marvell Technology, Inc.	1,240,095	80,767,387
MasterCard, Inc. Class A	158,800	62,611,664
Nestle SA (Reg. S)	1,629,045	199,589,313
S&P Global, Inc.	206,507	81,469,077
Schlumberger Ltd.	1,895,537	110,585,629
TOTAL UNITED STATES OF AMERICA		1,081,719,121
Zambia - 0.8%
First Quantum Minerals Ltd.	2,648,391	78,548,949
TOTAL COMMON STOCKS (Cost $6,190,881,827)		9,460,578,304

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	79,275	10,377,610
United States of America - 0.4%
Wasabi Holdings, Inc. Series C (a)(d)(e)	2,976,172	34,672,404
TOTAL CONVERTIBLE PREFERRED STOCKS		45,050,014
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	15,316	865,068
TOTAL PREFERRED STOCKS (Cost $59,932,348)		45,915,082

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	351,006,379	351,076,580
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	73,318,218	73,325,550
TOTAL MONEY MARKET FUNDS (Cost $424,401,174)		424,402,130

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $6,675,215,349)	9,930,895,516
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(85,977,561)
NET ASSETS - 100.0%	9,844,917,955

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,021,104 or 0.9% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,746,313 or 0.9% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International AB	5/14/21	1,151,345

Kry International AB Series E	5/14/21	7,002,062

Starling Bank Ltd. Series D	6/18/21	15,440,896

Wasabi Holdings, Inc. Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	378,167,562	852,286,207	879,377,189	10,213,243	-	-	351,076,580	0.9%
Fidelity Securities Lending Cash Central Fund 5.32%	172,610,171	1,327,920,340	1,427,204,961	979,521	-	-	73,325,550	0.3%
Total	550,777,733	2,180,206,547	2,306,582,150	11,192,764	-	-	424,402,130

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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